Cover	Mar. 08, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 08, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	1-40790
Entity Registrant Name	Bannix Acquisition Corp.
Entity Central Index Key	0001845942
Entity Tax Identification Number	86-1626016
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1063 North Spaulding
Entity Address, City or Town	West Hollywood
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90046
City Area Code	(323)
Local Phone Number	682-8949
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.01 per share
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	BNIX
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50
Trading Symbol	BNIXW
Security Exchange Name	NASDAQ
One Right to receive 1/10th of one share of Common Stock
Title of 12(b) Security	One Right to receive 1/10th of one share of Common Stock
Trading Symbol	BNIXR
Security Exchange Name	NASDAQ